Taxes (Details 5) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
VAT taxes payable		$ 62,366
Income taxes payable		266,417
Other taxes payable	10,512	27,657
Totals	$ 10,512	$ 356,440